Segment and Geographic Information - Summary of Property, Equipment and Software, Net, and Right-of-use Assets, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Revenue from External Customer [Line Items]
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization, Total	$ 6,004	$ 4,775	$ 3,544
Taiwan
Revenue from External Customer [Line Items]
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization, Total	3,438	3,515	2,139
China
Revenue from External Customer [Line Items]
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization, Total	567	633	593
North America
Revenue from External Customer [Line Items]
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization, Total	836	593	786
Rest of the World
Revenue from External Customer [Line Items]
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization, Total	$ 1,163	$ 34	$ 26